Offerings - Offering: 1	Jul. 29, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 510,624,562
Carry Forward Form Type	N-2
Carry Forward File Number	333-265265
Carry Forward Initial Effective Date	Jul. 31, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,300
Offering Note
(1) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (“Rule 415(a)(6)”), the
Registrant
is carrying
forward
to this Registration Statement unsold securities in the amount of $510,624,562 that the Registrant previously registered on its
Registration
Statement on
Form N-2 (File
Nos. 333-265265 and 811-22561),
initially effective on July 31, 2022 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the registration fees in the amount of $30,300 previously paid with respect to such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration.